Debentures (Details 1) $ in Thousands	Dec. 31, 2019 USD ($)
Debentures [Abstract]
2020	$ 29,346
2021	29,346
2022	29,346
2023	29,346
2024 and thereafter	88,206
Total	$ 205,590